Audit Information	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Audit Information [Abstract]
Auditor Firm ID	1295	1402
Auditor Name	BDO LLP	Grant Thornton
Auditor Location	London, United Kingdom	Dublin, Ireland